Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Operations and Organization [Line Items]
Net (loss)/income				¥ 75,200	$ 10,306	¥ (550,117)	¥ (745,883)
Net cash used in operating activities				(67,900)	$ (9,304)	(438,145)	(603,123)
Accumulated deficit				(5,867,000)		(5,948,582)		$ (803,781)
Net current liability				1,460,200
VIE [Member]
Operations and Organization [Line Items]
Service fee				4,136,016		4,104,867	3,530,461
Registered capital				21,000		20,000
Non-distributable statutory reserves				6,443		5,876
Net cash used in operating activities				52,548		8,055	(582,669)
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee				2,626,400		¥ 2,881,000	¥ 2,767,800
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount				¥ 3,600
Variable interest entity principal agreement term period				10 years	10 years
Variable interest entity principal agreement term extend period				10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount				¥ 1,400
Variable interest entity principal agreement term period						10 years
Variable interest entity principal agreement term extend period				10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years
NetEase [Member] | Revolving Loan Facility [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $	$ 300,000	$ 300,000
Revolving loan facility, carrying amount				¥ 913,000				$ 126,100
Maturity of line of credit facility	Mar. 31, 2027	Mar. 31, 2024		Mar. 31, 2027	Mar. 31, 2027
NetEase [Member] | Revolving Loan Facility [Member] | Subsequent Event [Member]
Operations and Organization [Line Items]
Maximum Borrowing Capacity | $			$ 300,000
Maturity of line of credit facility			Mar. 31, 2027
Line of credit facility, borrowing capacity | $			$ 2,000